Document and Entity Information	May 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2022
Entity Registrant Name	GREAT LAKES DREDGE & DOCK CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33225
Entity Tax Identification Number	20-5336063
Entity Address, Address Line One	9811 Katy Freeway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	346
Local Phone Number	359-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001372020
Title of 12(b) Security	Common Stock (Par Value $0.0001)
Trading Symbol	GLDD
Security Exchange Name	NASDAQ